Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	As of December 31,
	2016	2017
Current accounts	167,932	191,773
Time deposits (with original maturities of three months or less)	58,251	189,925
Ship management client accounts	841	2,394

Total	227,024	384,092